Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Computers [Member]
Estimated useful lives	3 years	3 years
Equipment [Member]
Estimated useful lives	5 years	5 years